Stock-Based Compensation Stock Options Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award
Options exercisable (in shares)	388
Options exercisable (in usd per share)	$ 21.85
Stock Options Outstanding Roll Forward
Under option, beginning	817
Options granted	1,440
Options exercised	0
Options forfeited or expired	(430)
Under option, ending	1,827
Weighted Average Exercise Price Roll Forward
Under option, beginning (in usd per share)	$ 18.73
Options granted (in usd per share)	$ 7.68
Options exercised (in usd per share)	$ 0.00
Options forfeited or expired (in usd per share)	$ 15.92
Under option, ending (in usd per share)	$ 10.68